SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Property, Plant and Equipment [Line Items]
Subtotal		$ 18,980	$ 18,537
Less: accumulated depreciation		(10,162)	(9,556)
Property, plant and equipment, net	$ 6,578	8,818	8,981
Leasehold Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal		7,523	7,523
Right of Use Assets [Member]
Property, Plant and Equipment [Line Items]
Subtotal		2,603	2,328
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal		5,707	5,585
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal		$ 3,147	$ 3,101